Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty
The Plan's investment in the following funds accounted for greater than 10% of total investments as of December 31, 2025 and 2024:

	2025	2024
SSGA GLOBAL ALL CAP INDEX LENDING	19%	19%
TARGET SERIES RETIREMENT 2025	*—	11%
TARGET SERIES RETIREMENT 2030	13%	13%
TARGET SERIES RETIREMENT 2035	11%	*—
*This fund is not greater than 10% of the total investments.